Sale/ Leaseback Arrangements - Additional Information (Detail) $ in Millions	1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2017 Vessel	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Sale Leaseback Transaction [Line Items]
Date of petition for bankruptcy			May 17, 2017
Unamortized deferred gains credited to reorganization items on account of lease rejections			$ 105.9
Predecessor
Sale Leaseback Transaction [Line Items]
Deferred gains on sale/leaseback transactions		$ 3.0		$ 23.4
Plan of Reorganization
Sale Leaseback Transaction [Line Items]
Number of vessels rejected pursuant to court order | Vessel	16
Settlement agreement description			The company successfully reached agreement with the Sale Leaseback Parties between August and November 2017.
Claims settled amount			$ 233.6
Remainder period one of emergence consideration withheld to be paid month and year			2017-12
Remainder of emergence consideration withheld to be paid month and year			2018-01
Plan of Reorganization | Predecessor
Sale Leaseback Transaction [Line Items]
Unresolved sale leaseback claims		$ 260.2